John Hancock
Managed Account Shares
Quarterly portfolio holdings 2/28/2023

Portfolios’ investments
MANAGED ACCOUNT SHARES INVESTMENT-GRADE CORPORATE BOND PORTFOLIO

As of 2-28-23 (unaudited)
	Rate (%)	Maturity date	Par value^	Value
Corporate bonds 97.1%				$77,647,869
(Cost $82,128,413)
Communication services 4.6%				3,651,656
Entertainment 1.1%
WarnerMedia Holdings, Inc. (A)	5.050	03-15-42	445,000	360,510
WarnerMedia Holdings, Inc. (A)	5.141	03-15-52	615,000	482,101
Media 2.7%
Charter Communications Operating LLC	4.200	03-15-28	850,000	781,172
Charter Communications Operating LLC	4.800	03-01-50	258,000	188,562
Charter Communications Operating LLC	5.750	04-01-48	682,000	569,564
Charter Communications Operating LLC	6.484	10-23-45	715,000	646,895
Wireless telecommunication services 0.8%
T-Mobile USA, Inc.	3.875	04-15-30	422,000	382,647
Vodafone Group PLC	5.625	02-10-53	250,000	240,205
Consumer discretionary 11.0%				8,835,866
Automobiles 5.0%
General Motors Company	5.400	10-15-29	504,000	483,966
General Motors Financial Company, Inc.	2.400	10-15-28	813,000	680,500
General Motors Financial Company, Inc.	3.600	06-21-30	1,273,000	1,093,367
Hyundai Capital America (A)	1.000	09-17-24	625,000	581,537
Hyundai Capital America (A)	2.375	10-15-27	411,000	358,720
Nissan Motor Acceptance Company LLC (A)	1.125	09-16-24	415,000	383,337
Nissan Motor Acceptance Company LLC (A)	2.000	03-09-26	246,000	215,959
Nissan Motor Company, Ltd. (A)	4.810	09-17-30	258,000	223,846
Hotels, restaurants and leisure 4.2%
Choice Hotels International, Inc.	3.700	12-01-29	288,000	250,458
Choice Hotels International, Inc.	3.700	01-15-31	235,000	202,854
Expedia Group, Inc.	2.950	03-15-31	374,000	300,442
Expedia Group, Inc.	3.800	02-15-28	1,111,000	1,020,464
Expedia Group, Inc.	4.625	08-01-27	419,000	399,891
Expedia Group, Inc.	5.000	02-15-26	360,000	355,040
Marriott International, Inc.	4.625	06-15-30	231,000	218,025
Marriott International, Inc.	4.650	12-01-28	633,000	613,852
Internet and direct marketing retail 0.4%
eBay, Inc.	2.700	03-11-30	386,000	328,049
Multiline retail 0.7%
Dollar Tree, Inc.	4.200	05-15-28	620,000	589,560
Specialty retail 0.7%
AutoNation, Inc.	4.750	06-01-30	577,000	535,999
Consumer staples 4.0%				3,224,215
Beverages 0.7%
Anheuser-Busch Companies LLC	4.900	02-01-46	121,000	110,990
Anheuser-Busch InBev Worldwide, Inc.	4.600	04-15-48	488,000	431,188
Food products 3.3%
JBS USA LUX SA (A)	3.625	01-15-32	723,000	579,137
JBS USA LUX SA (A)	5.125	02-01-28	244,000	231,917
JBS USA LUX SA (A)	5.750	04-01-33	670,000	624,922
Kraft Heinz Foods Company	4.375	06-01-46	843,000	688,211
Kraft Heinz Foods Company	4.875	10-01-49	217,000	191,295
Kraft Heinz Foods Company	5.000	06-04-42	404,000	366,555
2	JOHN HANCOCK MANAGED ACCOUNT SHARES | QUARTERLY REPORT	SEE NOTES TO PORTFOLIOS’ INVESTMENTS

	Rate (%)	Maturity date	Par value^	Value
Energy 14.9%				$11,880,032
Oil, gas and consumable fuels 14.9%
Aker BP ASA (A)	3.000	01-15-25	520,000	495,076
Aker BP ASA (A)	3.100	07-15-31	729,000	596,846
Aker BP ASA (A)	3.750	01-15-30	171,000	150,882
Aker BP ASA (A)	4.000	01-15-31	171,000	150,410
Cheniere Energy Partners LP	4.500	10-01-29	315,000	285,866
Continental Resources, Inc.	4.900	06-01-44	283,000	211,781
Diamondback Energy, Inc.	3.125	03-24-31	425,000	356,436
Enbridge, Inc. (5.750% to 4-15-30, then 5 Year CMT + 5.314%)	5.750	07-15-80	440,000	412,663
Enbridge, Inc. (6.250% to 3-1-28, then 3 month LIBOR + 3.641%)	6.250	03-01-78	511,000	473,018
Energy Transfer LP	4.200	04-15-27	655,000	619,699
Energy Transfer LP	5.150	03-15-45	483,000	405,332
Energy Transfer LP	5.250	04-15-29	1,053,000	1,026,967
Energy Transfer LP	5.400	10-01-47	272,000	233,848
Energy Transfer LP	5.500	06-01-27	370,000	367,860
Enterprise Products Operating LLC (5.250% to 8-16-27, then 3 month LIBOR + 3.033%)	5.250	08-16-77	659,000	588,421
Kinder Morgan Energy Partners LP	7.750	03-15-32	287,000	316,728
MPLX LP	4.000	03-15-28	301,000	281,777
MPLX LP	4.125	03-01-27	15,000	14,310
MPLX LP	4.250	12-01-27	313,000	296,097
MPLX LP	4.950	09-01-32	318,000	298,852
Ovintiv, Inc.	7.200	11-01-31	27,000	28,360
Sabine Pass Liquefaction LLC	4.200	03-15-28	436,000	409,283
Sabine Pass Liquefaction LLC	4.500	05-15-30	1,369,000	1,282,401
Sabine Pass Liquefaction LLC	5.000	03-15-27	257,000	250,846
Targa Resources Corp.	4.950	04-15-52	610,000	487,929
Targa Resources Partners LP	4.000	01-15-32	664,000	562,806
The Williams Companies, Inc.	3.750	06-15-27	565,000	531,010
The Williams Companies, Inc.	4.650	08-15-32	167,000	155,600
Var Energi ASA (A)	8.000	11-15-32	565,000	588,928
Financials 18.0%				14,357,831
Banks 7.3%
Banco Santander SA	4.379	04-12-28	250,000	234,971
Bank of America Corp. (3.846% to 3-8-32, then 5 Year CMT + 2.000%)	3.846	03-08-37	221,000	186,483
Bank of America Corp. (4.271% to 7-23-28, then 3 month LIBOR + 1.310%)	4.271	07-23-29	112,000	105,125
Bank of America Corp. (6.300% to 3-10-26, then 3 month LIBOR + 4.553%) (B)	6.300	03-10-26	59,000	59,369
BNP Paribas SA (9.250% to 11-17-27, then 5 Year CMT + 4.969%) (A)(B)	9.250	11-17-27	285,000	304,238
Citigroup, Inc. (2.561% to 5-1-31, then SOFR + 1.167%)	2.561	05-01-32	108,000	86,721
Citizens Financial Group, Inc.	3.250	04-30-30	129,000	112,692
Credit Agricole SA (A)	2.811	01-11-41	286,000	188,046
Credit Agricole SA (A)	3.250	01-14-30	409,000	346,605
JPMorgan Chase & Co. (4.600% to 2-1-25, then 3 month CME Term SOFR + 3.125%) (B)	4.600	02-01-25	556,000	515,773
JPMorgan Chase & Co. (6.750% to 2-1-24, then 3 month LIBOR + 3.780%) (B)	6.750	02-01-24	681,000	683,979
Lloyds Banking Group PLC	4.450	05-08-25	229,000	223,278
NatWest Group PLC (3.754% to 11-1-24, then 5 Year CMT + 2.100%)	3.754	11-01-29	230,000	215,739
Santander Holdings USA, Inc. (2.490% to 1-6-27, then SOFR + 1.249%)	2.490	01-06-28	164,000	142,841
Santander Holdings USA, Inc.	3.244	10-05-26	458,000	422,190
Santander Holdings USA, Inc.	3.450	06-02-25	315,000	299,537
Santander Holdings USA, Inc.	4.400	07-13-27	255,000	242,226
Societe Generale SA (6.221% to 6-15-32, then 1 Year CMT + 3.200%) (A)	6.221	06-15-33	320,000	303,915
The PNC Financial Services Group, Inc. (3.400% to 9-15-26, then 5 Year CMT + 2.595%) (B)	3.400	09-15-26	216,000	178,502
SEE NOTES TO PORTFOLIOS’ INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK MANAGED ACCOUNT SHARES	3

	Rate (%)	Maturity date	Par value^	Value
Financials (continued)
Banks (continued)
The PNC Financial Services Group, Inc. (4.850% to 6-1-23, then 3 month LIBOR + 3.040%) (B)	4.850	06-01-23	47,000	$46,344
The PNC Financial Services Group, Inc. (6.250% to 3-15-30, then 7 Year CMT + 2.808%) (B)	6.250	03-15-30	379,000	366,683
The PNC Financial Services Group, Inc. (3 month LIBOR + 3.678%) (B)(C)	8.492	05-01-23	58,000	58,458
Wells Fargo & Company (5.875% to 6-15-25, then 3 month LIBOR + 3.990%) (B)	5.875	06-15-25	554,000	549,568
Capital markets 5.4%
Ares Capital Corp.	2.150	07-15-26	602,000	518,650
Ares Capital Corp.	2.875	06-15-28	129,000	105,959
Ares Capital Corp.	3.250	07-15-25	236,000	219,523
Ares Capital Corp.	3.875	01-15-26	786,000	729,207
Ares Capital Corp.	4.200	06-10-24	142,000	138,951
Blackstone Private Credit Fund	2.350	11-22-24	560,000	522,176
Blackstone Private Credit Fund	2.700	01-15-25	549,000	511,625
Blackstone Private Credit Fund	3.250	03-15-27	35,000	30,139
Blackstone Private Credit Fund	4.000	01-15-29	458,000	388,563
Deutsche Bank AG (2.311% to 11-16-26, then SOFR + 1.219%)	2.311	11-16-27	230,000	199,698
Deutsche Bank AG (2.552% to 1-7-27, then SOFR + 1.318%)	2.552	01-07-28	297,000	258,406
Lazard Group LLC	4.375	03-11-29	32,000	29,970
Macquarie Bank, Ltd. (A)	3.624	06-03-30	229,000	193,463
Morgan Stanley (2.239% to 7-21-31, then SOFR + 1.178%)	2.239	07-21-32	105,000	81,675
Morgan Stanley (2.484% to 9-16-31, then SOFR + 1.360%)	2.484	09-16-36	249,000	185,757
The Goldman Sachs Group, Inc. (2.650% to 10-21-31, then SOFR + 1.264%)	2.650	10-21-32	212,000	169,035
Consumer finance 0.6%
Capital One Financial Corp. (1.343% to 12-6-23, then SOFR + 0.690%)	1.343	12-06-24	185,000	178,308
Discover Financial Services	4.100	02-09-27	280,000	265,316
Insurance 4.7%
Athene Holding, Ltd.	3.500	01-15-31	1,054,000	884,844
CNA Financial Corp.	2.050	08-15-30	1,095,000	866,259
CNO Financial Group, Inc.	5.250	05-30-29	653,000	618,763
MetLife, Inc. (6.400% to 12-15-36, then 3 month LIBOR + 2.205%)	6.400	12-15-36	575,000	577,087
Nippon Life Insurance Company (2.750% to 1-21-31, then 5 Year CMT + 2.653%) (A)	2.750	01-21-51	662,000	542,840
Prudential Financial, Inc. (5.125% to 11-28-31, then 5 Year CMT + 3.162%)	5.125	03-01-52	113,000	103,265
SBL Holdings, Inc. (A)	5.000	02-18-31	120,000	98,290
Teachers Insurance & Annuity Association of America (A)	4.270	05-15-47	78,000	66,779
Health care 5.8%				4,612,120
Health care providers and services 4.8%
AmerisourceBergen Corp.	2.800	05-15-30	418,000	356,105
Centene Corp.	4.625	12-15-29	780,000	713,304
CVS Health Corp.	3.750	04-01-30	153,000	138,195
CVS Health Corp.	3.875	07-20-25	108,000	104,633
CVS Health Corp.	5.050	03-25-48	378,000	339,255
Fresenius Medical Care US Finance III, Inc. (A)	2.375	02-16-31	942,000	686,596
Fresenius Medical Care US Finance III, Inc. (A)	3.750	06-15-29	993,000	836,036
Universal Health Services, Inc.	1.650	09-01-26	345,000	299,562
Universal Health Services, Inc.	2.650	10-15-30	409,000	333,078
Pharmaceuticals 1.0%
Royalty Pharma PLC	1.750	09-02-27	29,000	24,571
Viatris, Inc.	2.300	06-22-27	515,000	444,832
Viatris, Inc.	2.700	06-22-30	318,000	252,101
4	JOHN HANCOCK MANAGED ACCOUNT SHARES | QUARTERLY REPORT	SEE NOTES TO PORTFOLIOS’ INVESTMENTS

	Rate (%)	Maturity date	Par value^	Value
Health care (continued)
Pharmaceuticals (continued)
Viatris, Inc.	4.000	06-22-50	130,000	$83,852
Industrials 21.0%				16,783,210
Aerospace and defense 4.2%
DAE Funding LLC (A)	3.375	03-20-28	686,000	611,274
Huntington Ingalls Industries, Inc.	4.200	05-01-30	464,000	423,527
The Boeing Company	3.200	03-01-29	541,000	475,848
The Boeing Company	5.040	05-01-27	615,000	605,748
The Boeing Company	5.150	05-01-30	1,267,000	1,226,033
Airlines 8.4%
Alaska Airlines 2020-1 Class B Pass Through Trust (A)	8.000	08-15-25	199,366	203,807
American Airlines 2016-1 Class AA Pass Through Trust	3.575	01-15-28	196,831	179,171
American Airlines 2017-1 Class AA Pass Through Trust	3.650	02-15-29	117,150	105,498
American Airlines 2017-2 Class A Pass Through Trust	3.600	10-15-29	37,822	31,802
American Airlines 2019-1 Class A Pass Through Trust	3.500	02-15-32	17,583	14,638
American Airlines 2019-1 Class AA Pass Through Trust	3.150	02-15-32	499,022	434,449
American Airlines 2021-1 Class A Pass Through Trust	2.875	07-11-34	297,796	243,933
British Airways 2018-1 Class A Pass Through Trust (A)	4.125	09-20-31	91,154	79,311
British Airways 2020-1 Class A Pass Through Trust (A)	4.250	11-15-32	293,015	272,515
British Airways 2020-1 Class B Pass Through Trust (A)	8.375	11-15-28	185,197	182,766
Delta Air Lines, Inc. (A)	4.750	10-20-28	433,000	411,227
JetBlue 2019-1 Class AA Pass Through Trust	2.750	05-15-32	779,291	659,134
United Airlines 2014-2 Class A Pass Through Trust	3.750	09-03-26	1,057,806	993,080
United Airlines 2016-1 Class A Pass Through Trust	3.450	07-07-28	445,038	381,021
United Airlines 2018-1 Class B Pass Through Trust	4.600	03-01-26	214,507	202,709
United Airlines 2019-1 Class A Pass Through Trust	4.550	08-25-31	268,121	241,309
United Airlines 2020-1 Class A Pass Through Trust	5.875	10-15-27	1,069,174	1,050,463
United Airlines 2020-1 Class B Pass Through Trust	4.875	01-15-26	252,502	242,401
US Airways 2010-1 Class A Pass Through Trust	6.250	04-22-23	12,878	12,787
US Airways 2012-1 Class A Pass Through Trust	5.900	10-01-24	819,167	817,160
Building products 0.7%
Owens Corning	3.950	08-15-29	603,000	553,691
Electrical equipment 0.5%
Regal Rexnord Corp. (A)	6.050	02-15-26	395,000	391,833
Professional services 0.8%
CoStar Group, Inc. (A)	2.800	07-15-30	773,000	637,111
Trading companies and distributors 6.4%
AerCap Ireland Capital DAC	1.650	10-29-24	383,000	355,300
AerCap Ireland Capital DAC	1.750	01-30-26	491,000	434,032
AerCap Ireland Capital DAC	2.450	10-29-26	1,779,000	1,568,316
AerCap Ireland Capital DAC	2.875	08-14-24	570,000	542,006
Air Lease Corp.	2.100	09-01-28	207,000	171,022
Air Lease Corp.	2.875	01-15-26	493,000	454,441
Air Lease Corp.	3.625	12-01-27	22,000	19,999
Ashtead Capital, Inc. (A)	1.500	08-12-26	231,000	198,484
Ashtead Capital, Inc. (A)	4.250	11-01-29	469,000	424,071
Ashtead Capital, Inc. (A)	5.500	08-11-32	385,000	369,171
Ashtead Capital, Inc. (A)	5.550	05-30-33	200,000	191,647
SMBC Aviation Capital Finance DAC (A)	2.300	06-15-28	449,000	370,475
SEE NOTES TO PORTFOLIOS’ INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK MANAGED ACCOUNT SHARES	5

	Rate (%)	Maturity date	Par value^	Value
Information technology 9.2%				$7,378,086
Communications equipment 0.7%
Motorola Solutions, Inc.	2.300	11-15-30	175,000	136,887
Motorola Solutions, Inc.	2.750	05-24-31	184,000	146,247
Motorola Solutions, Inc.	4.600	05-23-29	305,000	287,026
Electronic equipment, instruments and components 0.9%
Flex, Ltd.	6.000	01-15-28	725,000	731,489
IT services 0.2%
VeriSign, Inc.	2.700	06-15-31	200,000	161,483
Semiconductors and semiconductor equipment 6.2%
Broadcom, Inc. (A)	3.419	04-15-33	596,000	479,838
Broadcom, Inc.	4.750	04-15-29	1,723,000	1,647,998
Broadcom, Inc. (A)	4.926	05-15-37	215,000	187,013
Micron Technology, Inc.	4.185	02-15-27	588,000	556,592
Micron Technology, Inc.	5.327	02-06-29	1,217,000	1,188,830
NXP BV	3.875	06-18-26	296,000	281,151
Qorvo, Inc. (A)	1.750	12-15-24	570,000	528,225
Qorvo, Inc. (A)	3.375	04-01-31	141,000	112,838
Software 0.4%
Oracle Corp.	2.950	04-01-30	151,000	128,853
VMware, Inc.	4.700	05-15-30	225,000	210,623
Technology hardware, storage and peripherals 0.8%
Dell International LLC	4.900	10-01-26	269,000	263,077
Dell International LLC	5.300	10-01-29	147,000	142,032
Western Digital Corp.	4.750	02-15-26	199,000	187,884
Materials 2.2%				1,770,127
Chemicals 0.4%
Braskem Netherlands Finance BV (A)	5.875	01-31-50	458,000	349,649
Metals and mining 1.8%
Anglo American Capital PLC (A)	4.750	04-10-27	229,000	222,369
Freeport-McMoRan, Inc.	4.250	03-01-30	289,000	261,727
Freeport-McMoRan, Inc.	4.625	08-01-30	288,000	265,780
Freeport-McMoRan, Inc.	5.450	03-15-43	526,000	474,891
Newmont Corp.	2.800	10-01-29	230,000	195,711
Real estate 5.0%				4,026,894
Equity real estate investment trusts 5.0%
American Homes 4 Rent LP	4.250	02-15-28	297,000	277,347
American Tower Corp.	3.800	08-15-29	247,000	222,662
Crown Castle, Inc.	3.650	09-01-27	80,000	74,424
Crown Castle, Inc.	3.800	02-15-28	59,000	54,793
GLP Capital LP	3.250	01-15-32	332,000	263,720
GLP Capital LP	4.000	01-15-30	295,000	258,359
GLP Capital LP	5.375	04-15-26	263,000	256,485
Host Hotels & Resorts LP	3.375	12-15-29	593,000	504,673
Host Hotels & Resorts LP	3.500	09-15-30	162,000	134,663
Host Hotels & Resorts LP	4.000	06-15-25	1,045,000	1,016,715
Host Hotels & Resorts LP	4.500	02-01-26	236,000	227,503
SBA Tower Trust (A)	6.599	01-15-28	178,000	183,730
VICI Properties LP (A)	4.125	08-15-30	59,000	50,963
VICI Properties LP	4.375	05-15-25	70,000	67,367
VICI Properties LP (A)	4.625	12-01-29	227,000	203,383
VICI Properties LP	5.125	05-15-32	248,000	230,107
6	JOHN HANCOCK MANAGED ACCOUNT SHARES | QUARTERLY REPORT	SEE NOTES TO PORTFOLIOS’ INVESTMENTS

	Rate (%)	Maturity date	Par value^	Value
Utilities 1.4%				$1,127,832
Electric utilities 1.4%
NextEra Energy Capital Holdings, Inc.	6.051	03-01-25	185,000	186,127
NRG Energy, Inc. (A)	2.450	12-02-27	502,000	423,237
NRG Energy, Inc. (A)	4.450	06-15-29	66,000	58,729

Vistra Operations Company LLC (A)	3.700	01-30-27	165,000	151,076

Vistra Operations Company LLC (A)	4.300	07-15-29	343,000	308,663
Municipal bonds 0.5%				$370,776
(Cost $496,493)
Foothill-Eastern Transportation Corridor Agency (California)	4.094	01-15-49	30,000	24,216
Golden State Tobacco Securitization Corp. (California)	4.214	06-01-50	108,000	86,079
Maryland Health & Higher Educational Facilities Authority	3.197	07-01-50	125,000	88,760
New Jersey Transportation Trust Fund Authority	4.081	06-15-39	60,000	51,617
Ohio Turnpike & Infrastructure Commission	3.216	02-15-48	30,000	21,634
Regents of the University of California Medical Center Pooled Revenue	3.006	05-15-50	140,000	98,470

Total investments (Cost $82,624,906) 97.6%	$78,018,645
Other assets and liabilities, net 2.4%	1,946,274
Total net assets 100.0%	$79,964,919

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the portfolio.
^All par values are denominated in U.S. dollars unless otherwise indicated.
Security Abbreviations and Legend
CME	Chicago Mercantile Exchange
CMT	Constant Maturity Treasury
LIBOR	London Interbank Offered Rate
SOFR	Secured Overnight Financing Rate
(A)	These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration. Rule 144A securities amounted to $17,194,341 or 21.5% of the portfolio’s net assets as of 2-28-23.
(B)	Perpetual bonds have no stated maturity date. Date shown as maturity date is next call date.
(C)	Variable rate obligation. The coupon rate shown represents the rate at period end.
The portfolio had the following country composition as a percentage of net assets on 2-28-23:
United States	84.3%
Ireland	4.1%
Norway	2.5%
United Kingdom	1.8%
France	1.4%
Canada	1.1%
Bermuda	1.1%
Japan	1.0%
Other countries	2.7%
TOTAL	100.0%
MANAGED ACCOUNT SHARES NON-INVESTMENT-GRADE CORPORATE BOND PORTFOLIO

As of 2-28-23 (unaudited)
	Rate (%)	Maturity date	Par value^	Value
Foreign government obligations 0.5%				$204,428
(Cost $214,210)
Argentina 0.5%				204,428
Republic of Argentina Bond (3.500% to 7-9-29, then 4.875% thereafter)	3.500	07-09-41	651,000	204,428
SEE NOTES TO PORTFOLIOS’ INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK MANAGED ACCOUNT SHARES	7

	Rate (%)	Maturity date	Par value^	Value

Corporate bonds 96.1%				$39,745,411
(Cost $42,911,652)
Communication services 17.3%				7,171,427
Diversified telecommunication services 4.6%
C&W Senior Financing DAC (A)	6.875	09-15-27	200,000	181,200
Connect Finco SARL (A)	6.750	10-01-26	426,000	394,067
GCI LLC (A)	4.750	10-15-28	148,000	126,910
Kenbourne Invest SA (A)	4.700	01-22-28	200,000	138,156
Level 3 Financing, Inc. (A)	3.400	03-01-27	405,000	339,931
Telesat Canada (A)	5.625	12-06-26	84,000	43,890
Total Play Telecomunicaciones SA de CV (A)	6.375	09-20-28	200,000	155,480
Total Play Telecomunicaciones SA de CV (A)	7.500	11-12-25	604,000	537,620
Entertainment 5.0%
Lions Gate Capital Holdings LLC (A)	5.500	04-15-29	183,000	130,741
Netflix, Inc.	4.875	04-15-28	858,000	831,805
Netflix, Inc. (A)	4.875	06-15-30	173,000	166,080
Netflix, Inc. (A)	5.375	11-15-29	275,000	270,639
Netflix, Inc.	5.875	11-15-28	395,000	399,938
WMG Acquisition Corp. (A)	3.875	07-15-30	339,000	287,540
Interactive media and services 0.6%
Match Group Holdings II LLC (A)	3.625	10-01-31	75,000	58,688
Match Group Holdings II LLC (A)	4.125	08-01-30	217,000	179,888
Media 4.7%
CCO Holdings LLC (A)	4.500	06-01-33	134,000	104,252
Globo Comunicacao e Participacoes SA (A)	4.875	01-22-30	442,000	357,299
LCPR Senior Secured Financing DAC (A)	5.125	07-15-29	200,000	169,088
News Corp. (A)	3.875	05-15-29	204,000	174,818
News Corp. (A)	5.125	02-15-32	79,000	70,109
Sirius XM Radio, Inc. (A)	4.000	07-15-28	184,000	157,320
Sirius XM Radio, Inc. (A)	5.000	08-01-27	487,000	446,823
Stagwell Global LLC (A)	5.625	08-15-29	460,000	395,605
Univision Communications, Inc. (A)	4.500	05-01-29	79,000	66,632
Wireless telecommunication services 2.4%
Millicom International Cellular SA (A)	6.250	03-25-29	180,000	163,800
MTN Mauritius Investments, Ltd. (A)	4.755	11-11-24	200,000	192,945
Sprint LLC	7.875	09-15-23	163,000	164,522
Vodafone Group PLC (7.000% to 1-4-29, then 5 Year U.S. Swap Rate + 4.873%)	7.000	04-04-79	475,000	465,641
Consumer discretionary 19.3%				7,994,580
Auto components 0.2%
Dealer Tire LLC (A)	8.000	02-01-28	81,000	73,545
Automobiles 5.5%
Ford Motor Company	3.250	02-12-32	118,000	89,457
Ford Motor Credit Company LLC	2.900	02-16-28	285,000	238,109
Ford Motor Credit Company LLC	4.000	11-13-30	200,000	166,690
Ford Motor Credit Company LLC	4.125	08-17-27	440,000	392,022
Ford Motor Credit Company LLC	4.134	08-04-25	1,010,000	950,764
Ford Motor Credit Company LLC	5.113	05-03-29	500,000	457,050
Diversified consumer services 1.4%
GEMS MENASA Cayman, Ltd. (A)	7.125	07-31-26	200,000	195,435
Service Corp. International	4.000	05-15-31	348,000	293,994
Sotheby’s (A)	7.375	10-15-27	100,000	94,338
8	JOHN HANCOCK MANAGED ACCOUNT SHARES | QUARTERLY REPORT	SEE NOTES TO PORTFOLIOS’ INVESTMENTS

	Rate (%)	Maturity date	Par value^	Value
Consumer discretionary (continued)
Hotels, restaurants and leisure 7.8%
Affinity Interactive (A)	6.875	12-15-27	112,000	$99,898
Caesars Entertainment, Inc. (A)	7.000	02-15-30	110,000	110,825
CCM Merger, Inc. (A)	6.375	05-01-26	75,000	71,973
Full House Resorts, Inc. (A)	8.250	02-15-28	113,000	108,472
Hilton Grand Vacations Borrower Escrow LLC (A)	4.875	07-01-31	200,000	168,140
Hilton Grand Vacations Borrower Escrow LLC (A)	5.000	06-01-29	249,000	218,533
Jacobs Entertainment, Inc. (A)	6.750	02-15-29	74,000	67,357
MGM Resorts International	4.750	10-15-28	441,000	395,319
Midwest Gaming Borrower LLC (A)	4.875	05-01-29	191,000	163,349
Mohegan Tribal Gaming Authority (A)	8.000	02-01-26	330,000	309,134
New Red Finance, Inc. (A)	4.000	10-15-30	539,000	445,171
Premier Entertainment Sub LLC (A)	5.625	09-01-29	120,000	88,200
Resorts World Las Vegas LLC (A)	4.625	04-16-29	200,000	158,050
Resorts World Las Vegas LLC (A)	4.625	04-06-31	200,000	149,166
Travel + Leisure Company (A)	4.625	03-01-30	158,000	132,830
Travel + Leisure Company	6.600	10-01-25	79,000	78,750
Wyndham Hotels & Resorts, Inc. (A)	4.375	08-15-28	126,000	114,120
Yum! Brands, Inc.	3.625	03-15-31	198,000	165,950
Yum! Brands, Inc. (A)	4.750	01-15-30	195,000	177,694
Household durables 1.1%
Brookfield Residential Properties, Inc. (A)	5.000	06-15-29	155,000	120,900
Century Communities, Inc. (A)	3.875	08-15-29	207,000	169,223
KB Home	4.000	06-15-31	168,000	137,210
KB Home	7.250	07-15-30	30,000	29,376
Multiline retail 0.5%
Macy’s Retail Holdings LLC (A)	5.875	04-01-29	86,000	78,119
Macy’s Retail Holdings LLC (A)	5.875	03-15-30	46,000	40,548
Macy’s Retail Holdings LLC (A)	6.125	03-15-32	124,000	106,640
Specialty retail 2.8%
Asbury Automotive Group, Inc. (A)	4.625	11-15-29	40,000	34,783
Asbury Automotive Group, Inc.	4.750	03-01-30	222,000	192,330
Group 1 Automotive, Inc. (A)	4.000	08-15-28	121,000	103,906
Ken Garff Automotive LLC (A)	4.875	09-15-28	75,000	64,604
Lithia Motors, Inc. (A)	3.875	06-01-29	158,000	132,015
Lithia Motors, Inc. (A)	4.375	01-15-31	84,000	69,930
Lithia Motors, Inc. (A)	4.625	12-15-27	29,000	26,331
The Michaels Companies, Inc. (A)	5.250	05-01-28	335,000	278,797
The Michaels Companies, Inc. (A)	7.875	05-01-29	313,000	235,533
Consumer staples 3.3%				1,353,462
Food and staples retailing 0.4%
Advantage Sales & Marketing, Inc. (A)	6.500	11-15-28	204,000	155,878
Food products 1.7%
Coruripe Netherlands BV (A)	10.000	02-10-27	200,000	138,060
MARB BondCo PLC (A)	3.950	01-29-31	467,000	333,905
NBM US Holdings, Inc. (A)	6.625	08-06-29	263,000	240,886
Household products 0.5%
Edgewell Personal Care Company (A)	4.125	04-01-29	70,000	59,698
Edgewell Personal Care Company (A)	5.500	06-01-28	156,000	145,674
Personal products 0.7%
Natura Cosmeticos SA (A)	4.125	05-03-28	200,000	155,361
Oriflame Investment Holding PLC (A)	5.125	05-04-26	200,000	124,000
SEE NOTES TO PORTFOLIOS’ INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK MANAGED ACCOUNT SHARES	9

	Rate (%)	Maturity date	Par value^	Value
Energy 10.6%				$4,388,700
Energy equipment and services 0.9%
CSI Compressco LP (A)	7.500	04-01-25	288,000	265,686
CSI Compressco LP (A)	7.500	04-01-25	27,000	24,908
CSI Compressco LP (10.000% Cash or 7.250% Cash and 3.500% PIK) (A)	10.000	04-01-26	89,978	76,931
Oil, gas and consumable fuels 9.7%
Altera Infrastructure LP (A)(B)	8.500	07-15-23	72,000	1,800
Antero Midstream Partners LP (A)	5.375	06-15-29	322,000	289,800
Antero Resources Corp. (A)	5.375	03-01-30	63,000	57,362
Ascent Resources Utica Holdings LLC (A)	5.875	06-30-29	401,000	348,870
CNX Resources Corp. (A)	7.375	01-15-31	36,000	34,297
DCP Midstream Operating LP (5.850% to 5-21-23, then 3 month LIBOR + 3.850%) (A)	5.850	05-21-43	129,000	127,658
Energean Israel Finance, Ltd. (A)	5.375	03-30-28	70,000	62,870
Energean Israel Finance, Ltd. (A)	5.875	03-30-31	274,000	238,540
Energy Transfer LP (6.500% to 11-15-26, then 5 Year CMT + 5.694%) (C)	6.500	11-15-26	550,000	506,945
EQM Midstream Partners LP (A)	7.500	06-01-27	50,000	49,000
EQM Midstream Partners LP (A)	7.500	06-01-30	40,000	38,109
Hess Midstream Operations LP (A)	4.250	02-15-30	60,000	50,663
Hess Midstream Operations LP (A)	5.500	10-15-30	19,000	17,100
Inversiones Latin America Power, Ltda. (A)	5.125	06-15-33	193,726	87,164
Leviathan Bond, Ltd. (A)	6.500	06-30-27	442,000	419,374
Leviathan Bond, Ltd. (A)	6.750	06-30-30	38,000	35,461
MC Brazil Downstream Trading SARL (A)	7.250	06-30-31	386,231	316,742
Occidental Petroleum Corp.	6.450	09-15-36	208,000	209,040
Occidental Petroleum Corp.	6.600	03-15-46	172,000	175,032
Parkland Corp. (A)	4.500	10-01-29	166,000	139,440
Parkland Corp. (A)	4.625	05-01-30	137,000	114,053
Petroleos Mexicanos	8.750	06-02-29	149,000	140,007
Southwestern Energy Company	4.750	02-01-32	99,000	85,074
Sunoco LP	4.500	05-15-29	70,000	61,433
Sunoco LP	4.500	04-30-30	227,000	196,696
Venture Global Calcasieu Pass LLC (A)	3.875	08-15-29	82,000	70,725
Venture Global Calcasieu Pass LLC (A)	4.125	08-15-31	172,000	147,920
Financials 9.4%				3,866,147
Banks 6.0%
Barclays PLC (4.375% to 3-15-28, then 5 Year CMT + 3.410%) (C)	4.375	03-15-28	400,000	314,148
Barclays PLC (8.000% to 3-15-29, then 5 Year CMT + 5.431%) (C)	8.000	03-15-29	200,000	196,040
Citigroup, Inc. (4.700% to 1-30-25, then SOFR + 3.234%) (C)	4.700	01-30-25	431,000	393,288
Citigroup, Inc. (6.250% to 8-15-26, then 3 month LIBOR + 4.517%) (C)	6.250	08-15-26	462,000	460,286
Fifth Third Bancorp (5.100% to 6-30-23, then 3 month LIBOR + 3.033%) (C)	5.100	06-30-23	398,000	387,855
Freedom Mortgage Corp. (A)	8.125	11-15-24	225,000	216,000
ING Groep NV (6.500% to 4-16-25, then 5 Year U.S. Swap Rate + 4.446%) (C)	6.500	04-16-25	200,000	191,520
Intesa Sanpaolo SpA (4.198% to 6-1-31, then 1 Year CMT + 2.600%) (A)	4.198	06-01-32	200,000	150,690
Societe Generale SA (5.375% to 11-18-30, then 5 Year CMT + 4.514%) (A)(C)	5.375	11-18-30	200,000	164,840
Capital markets 1.1%
MSCI, Inc. (A)	3.250	08-15-33	362,000	285,448
MSCI, Inc. (A)	3.625	11-01-31	173,000	144,671
Consumer finance 1.1%
Enova International, Inc. (A)	8.500	09-01-24	30,000	29,639
Enova International, Inc. (A)	8.500	09-15-25	362,000	347,445
OneMain Finance Corp.	6.875	03-15-25	81,000	79,075
Insurance 0.3%
Liberty Mutual Group, Inc. (4.125% to 9-15-26, then 5 Year CMT + 3.315%) (A)	4.125	12-15-51	155,000	129,312
10	JOHN HANCOCK MANAGED ACCOUNT SHARES | QUARTERLY REPORT	SEE NOTES TO PORTFOLIOS’ INVESTMENTS

	Rate (%)	Maturity date	Par value^	Value
Financials (continued)
Thrifts and mortgage finance 0.9%
Nationstar Mortgage Holdings, Inc. (A)	5.125	12-15-30	265,000	$205,317
Nationstar Mortgage Holdings, Inc. (A)	5.500	08-15-28	125,000	106,173
Nationstar Mortgage Holdings, Inc. (A)	6.000	01-15-27	70,000	64,400
Health care 3.2%				1,321,457
Health care equipment and supplies 0.2%
Varex Imaging Corp. (A)	7.875	10-15-27	101,000	98,980
Health care providers and services 2.5%
AdaptHealth LLC (A)	5.125	03-01-30	177,000	153,105
DaVita, Inc. (A)	3.750	02-15-31	452,000	341,306
DaVita, Inc. (A)	4.625	06-01-30	287,000	236,537
Encompass Health Corp.	4.500	02-01-28	252,000	231,351
Encompass Health Corp.	4.625	04-01-31	73,000	62,419
Pharmaceuticals 0.5%
Organon & Company (A)	5.125	04-30-31	233,000	197,759
Industrials 17.5%				7,231,290
Aerospace and defense 0.7%
TransDigm, Inc.	5.500	11-15-27	322,000	296,494
Air freight and logistics 0.3%
Simpar Europe SA (A)	5.200	01-26-31	200,000	139,750
Airlines 7.3%
Air Canada 2020-1 Class C Pass Through Trust (A)	10.500	07-15-26	71,000	75,615
American Airlines 2015-1 Class A Pass Through Trust	3.375	05-01-27	817,919	708,678
American Airlines 2015-1 Class B Pass Through Trust	3.700	05-01-23	67,028	66,231
American Airlines 2016-1 Class A Pass Through Trust	4.100	01-15-28	289,364	259,722
American Airlines 2016-3 Class A Pass Through Trust	3.250	10-15-28	41,842	36,005
American Airlines 2019-1 Class A Pass Through Trust	3.500	02-15-32	524,978	437,044
American Airlines 2019-1 Class B Pass Through Trust	3.850	02-15-28	97,183	87,314
American Airlines 2021-1 Class B Pass Through Trust	3.950	07-11-30	189,090	165,216
Delta Air Lines, Inc.	4.375	04-19-28	341,000	311,197
United Airlines 2016-1 Class B Pass Through Trust	3.650	01-07-26	314,468	290,124
United Airlines, Inc. (A)	4.375	04-15-26	194,000	182,589
United Airlines, Inc. (A)	4.625	04-15-29	55,000	48,759
US Airways 2010-1 Class A Pass Through Trust	6.250	04-22-23	4,379	4,348
US Airways 2011-1 Class A Pass Through Trust	7.125	10-22-23	64,119	63,805
US Airways 2012-2 Class A Pass Through Trust	4.625	06-03-25	283,379	272,198
Building products 1.1%
Builders FirstSource, Inc. (A)	4.250	02-01-32	301,000	252,697
Builders FirstSource, Inc. (A)	5.000	03-01-30	35,000	31,523
Builders FirstSource, Inc. (A)	6.375	06-15-32	185,000	177,670
Commercial services and supplies 2.1%
Albion Financing 1 SARL (A)	6.125	10-15-26	200,000	178,844
Allied Universal Holdco LLC (A)	6.000	06-01-29	200,000	148,995
APX Group, Inc. (A)	5.750	07-15-29	142,000	118,970
Graphic Packaging International LLC (A)	3.500	03-01-29	218,000	187,318
Prime Security Services Borrower LLC (A)	3.375	08-31-27	44,000	38,055
Prime Security Services Borrower LLC (A)	6.250	01-15-28	195,000	180,882
Construction and engineering 1.0%
Global Infrastructure Solutions, Inc. (A)	5.625	06-01-29	272,000	226,988
Tutor Perini Corp. (A)	6.875	05-01-25	199,000	166,331
SEE NOTES TO PORTFOLIOS’ INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK MANAGED ACCOUNT SHARES	11

	Rate (%)	Maturity date	Par value^	Value
Industrials (continued)
Machinery 0.3%
Hillenbrand, Inc.	3.750	03-01-31	70,000	$57,266
JB Poindexter & Company, Inc. (A)	7.125	04-15-26	79,000	76,135
Professional services 0.2%
TriNet Group, Inc. (A)	3.500	03-01-29	114,000	95,190
Road and rail 2.3%
Uber Technologies, Inc. (A)	4.500	08-15-29	425,000	375,734
Uber Technologies, Inc. (A)	7.500	05-15-25	170,000	171,723
Uber Technologies, Inc. (A)	7.500	09-15-27	390,000	395,425
Trading companies and distributors 2.2%
Beacon Roofing Supply, Inc. (A)	4.125	05-15-29	208,000	178,100
BlueLinx Holdings, Inc. (A)	6.000	11-15-29	234,000	199,838
United Rentals North America, Inc.	3.875	11-15-27	265,000	244,463
United Rentals North America, Inc.	4.875	01-15-28	298,000	284,054
Information technology 1.7%				698,525
IT services 1.3%
Block, Inc.	3.500	06-01-31	90,000	72,711
Gartner, Inc. (A)	4.500	07-01-28	302,000	277,244
Sabre GLBL, Inc. (A)	7.375	09-01-25	213,000	199,372
Software 0.4%
Consensus Cloud Solutions, Inc. (A)	6.500	10-15-28	171,000	149,198
Materials 8.6%				3,574,051
Chemicals 1.3%
Braskem Idesa SAPI (A)	6.990	02-20-32	200,000	139,240
Sasol Financing USA LLC	5.500	03-18-31	174,000	145,073
Trinseo Materials Operating SCA (A)	5.125	04-01-29	102,000	67,925
Valvoline, Inc. (A)	3.625	06-15-31	251,000	202,131
Construction materials 2.1%
Cemex SAB de CV (A)	3.875	07-11-31	385,000	309,925
Cemex SAB de CV (A)	5.200	09-17-30	200,000	182,804
Standard Industries, Inc. (A)	3.375	01-15-31	276,000	211,763
Standard Industries, Inc. (A)	4.375	07-15-30	147,000	122,378
Standard Industries, Inc. (A)	5.000	02-15-27	37,000	34,182
Containers and packaging 2.1%
Mauser Packaging Solutions Holding Company (A)	7.875	08-15-26	126,000	126,788
Owens-Brockway Glass Container, Inc. (A)	6.625	05-13-27	110,000	106,975
Pactiv Evergreen Group Issuer LLC (A)	4.375	10-15-28	280,000	240,186
Pactiv Evergreen Group Issuer, Inc. (A)	4.000	10-15-27	444,000	387,323
Metals and mining 3.1%
Arconic Corp. (A)	6.125	02-15-28	141,000	138,533
First Quantum Minerals, Ltd. (A)	6.875	03-01-26	200,000	190,813
First Quantum Minerals, Ltd. (A)	6.875	10-15-27	400,000	375,280
First Quantum Minerals, Ltd. (A)	7.500	04-01-25	200,000	194,001
Hudbay Minerals, Inc. (A)	4.500	04-01-26	62,000	55,666
JW Aluminum Continuous Cast Company (A)	10.250	06-01-26	15,000	15,075
Novelis Corp. (A)	4.750	01-30-30	338,000	296,936
Volcan Cia Minera SAA (A)	4.375	02-11-26	39,000	31,054
Real estate 1.7%				704,014
Equity real estate investment trusts 1.7%
Iron Mountain Information Management Services, Inc. (A)	5.000	07-15-32	41,000	33,814
12	JOHN HANCOCK MANAGED ACCOUNT SHARES | QUARTERLY REPORT	SEE NOTES TO PORTFOLIOS’ INVESTMENTS

	Rate (%)	Maturity date	Par value^	Value
Real estate (continued)
Equity real estate investment trusts (continued)
Iron Mountain, Inc. (A)	4.875	09-15-29	138,000	$120,127
Iron Mountain, Inc. (A)	5.250	07-15-30	208,000	181,364
RHP Hotel Properties LP (A)	4.500	02-15-29	349,000	303,788
XHR LP (A)	4.875	06-01-29	76,000	64,921
Utilities 3.5%				1,441,758
Electric utilities 1.9%
FirstEnergy Corp.	2.650	03-01-30	236,000	195,705
FirstEnergy Corp.	3.400	03-01-50	67,000	45,271
NRG Energy, Inc. (A)	3.375	02-15-29	38,000	30,854
NRG Energy, Inc. (A)	3.625	02-15-31	170,000	131,814
NRG Energy, Inc. (A)	3.875	02-15-32	477,000	369,933
Gas utilities 0.7%
AmeriGas Partners LP	5.500	05-20-25	309,000	293,722
Independent power and renewable electricity producers 0.9%
DPL, Inc.	4.125	07-01-25	158,000	148,414
NextEra Energy Operating Partners LP (A)	3.875	10-15-26	193,000	174,665

NextEra Energy Operating Partners LP (A)	4.500	09-15-27	56,000	51,380
Term loans (D) 0.5%				$225,269
(Cost $206,231)
Industrials 0.4%				191,893
Professional services 0.4%
CoreLogic, Inc., Term Loan (1 month LIBOR + 3.500%)	8.188	06-02-28	224,501	191,893
Information technology 0.0%				56
Software 0.0%
Quest Software, Inc., 2022 Term Loan (3 month SOFR + 4.250%)	9.076	02-01-29	65	56
Materials 0.1%				33,320
Containers and packaging 0.1%

Clydesdale Acquisition Holdings, Inc., Term Loan B (1 month SOFR + 4.175%)	8.893	04-13-29	33,830	33,320

Asset backed securities 0.1%				$29,524
(Cost $38,000)
Asset backed securities 0.1%				29,524
Diamond Infrastructure Funding LLC
Series 2021-1A, Class C (A)	3.475	04-15-49	38,000	29,524

	Shares	Value
Common stocks 0.3%		$132,198
(Cost $240,109)
Utilities 0.3%		132,198
Multi-utilities 0.3%

Algonquin Power & Utilities Corp.	4,850	132,198

Preferred securities 0.2%		$70,604
(Cost $91,274)
Communication services 0.2%		70,604
Wireless telecommunication services 0.2%
Telephone & Data Systems, Inc., 6.625%	3,800	70,604

SEE NOTES TO PORTFOLIOS’ INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK MANAGED ACCOUNT SHARES	13

	Par value^	Value
Escrow certificates 0.0%		$156
(Cost $0)
LSC Communications, Inc. (A)(E)(F)	80,000	156

Total investments (Cost $43,701,476) 97.7%	$40,407,590
Other assets and liabilities, net 2.3%	963,895
Total net assets 100.0%	$41,371,485

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the portfolio.
^All par values are denominated in U.S. dollars unless otherwise indicated.
Security Abbreviations and Legend
CMT	Constant Maturity Treasury
LIBOR	London Interbank Offered Rate
PIK	Pay-in-Kind Security - Represents a payment-in-kind which may pay interest in additional par and/or cash. Rates shown are the current rate and most recent payment rate.
SOFR	Secured Overnight Financing Rate
(A)	These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration. Rule 144A securities amounted to $26,150,900 or 63.2% of the portfolio’s net assets as of 2-28-23.
(B)	Non-income producing - Issuer is in default.
(C)	Perpetual bonds have no stated maturity date. Date shown as maturity date is next call date.
(D)	Term loans are variable rate obligations. The coupon rate shown represents the rate at period end.
(E)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(F)	Non-income producing security.
The portfolio had the following country composition as a percentage of net assets on 2-28-23:
United States	77.9%
Canada	4.5%
Mexico	3.5%
United Kingdom	3.2%
Luxembourg	2.6%
Brazil	2.0%
Israel	1.8%
Other countries	4.5%
TOTAL	100.0%
MANAGED ACCOUNT SHARES NON-INVESTMENT-GRADE MUNICIPAL BOND PORTFOLIO

As of 2-28-23 (unaudited)
	Rate (%)	Maturity date	Par value^	Value
Municipal bonds 68.2%				$13,408,426
(Cost $13,738,608)
Alaska 1.1%				218,443
Northern Tobacco Securitization Corp. Alaska Tobacco Settlement, Senior Class 1, Series A	4.000	06-01-50	250,000	218,443
Arizona 2.9%				568,113
Glendale Industrial Development Authority Royal Oaks Life Care Community	5.000	05-15-39	345,000	320,335
Maricopa County Industrial Development Authority Commercial Metals Company Project, AMT (A)	4.000	10-15-47	300,000	247,778
Arkansas 1.4%				265,651
Arkansas Development Finance Authority Big River Steel Project, AMT (A)	4.500	09-01-49	300,000	265,651
California 6.4%				1,266,069
California Community Choice Financing Authority Clean Energy Project, Series C	5.250	01-01-54	250,000	260,148
California Pollution Control Financing Authority Poseidon Resources LP Desalination Project, AMT (A)	5.000	07-01-36	250,000	261,045
14	JOHN HANCOCK MANAGED ACCOUNT SHARES | QUARTERLY REPORT	SEE NOTES TO PORTFOLIOS’ INVESTMENTS

	Rate (%)	Maturity date	Par value^	Value
California (continued)
California Statewide Communities Development Authority Loma Linda University Medical Center	5.250	12-01-44	250,000	$243,012
CSCDA Community Improvement Authority Orange City Portfolio, Series A-2 (A)	3.000	03-01-57	300,000	200,203
CSCDA Community Improvement Authority Parallel Apartments Anaheim, Series A (A)	4.000	08-01-56	250,000	202,677
Golden State Tobacco Securitization Corp. Series B-2 (B)	5.411	06-01-66	1,000,000	98,984
Connecticut 1.5%				295,261
Harbor Point Infrastructure Improvement District Harbor Point Project (A)	5.000	04-01-39	300,000	295,261
Delaware 1.1%				225,362
Delaware State Economic Development Authority NRG Energy Project, Series A	1.250	10-01-45	250,000	225,362
Florida 7.9%				1,559,676
Charlotte County Industrial Development Authority Town and Country Utilities Project, AMT (A)	5.000	10-01-49	260,000	243,952
County of Lake Imagine South Lake Charter School Project, Series A (A)	5.000	01-15-54	235,000	206,294
Escambia County Health Facilities Authority Baptist Health Care Corp., Series A	4.000	08-15-45	300,000	270,372
Florida Development Finance Corp. Waste Pro USA, Inc. Project, AMT	3.000	06-01-32	250,000	189,150
Palm Beach County Health Facilities Authority Toby & Leon Cooperman Sinai Residences	5.000	06-01-55	250,000	218,336
Shingle Creek at Bronson Community Development District Florida Special Assessment	3.100	06-15-31	250,000	218,840
St. Johns County Industrial Development Authority Vicar’s Landing Project, Series A	4.000	12-15-50	300,000	212,732
Georgia 1.0%				204,004
Development Authority of Burke County Georgia Power Company Vogtle Project, Fifth Series 1995	2.200	10-01-32	250,000	204,004
Illinois 5.9%				1,160,202
Chicago Board of Education Series H, GO	5.000	12-01-46	250,000	239,254
City of Chicago Chicago Works, Series A, GO	5.500	01-01-43	200,000	207,254
Illinois Finance Authority DePaul College Prep Foundation, Series A (A)	5.250	08-01-38	250,000	244,818
State of Illinois, GO	4.500	11-01-39	250,000	243,996
Village of Lincolnwood District 1860 Development Project, Series A (A)	4.820	01-01-41	250,000	224,880
Indiana 0.7%				139,248
Indiana Finance Authority Polyflow Industry Project, AMT (A)	7.000	03-01-39	185,000	139,248
Kansas 1.3%				253,389
Wyandotte County-Kansas City Unified Government Legends Apartments Garage & West Lawn Project	4.500	06-01-40	280,000	253,389
Kentucky 1.2%				237,433
City of Henderson Pratt Paper LLC Project, Series B, AMT (A)	4.450	01-01-42	250,000	237,433
SEE NOTES TO PORTFOLIOS’ INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK MANAGED ACCOUNT SHARES	15

	Rate (%)	Maturity date	Par value^	Value
Louisiana 1.2%				$236,645
Louisiana Local Government Environmental Facilities & Community Development Authority Downsville Community Charter School Project (A)	6.375	06-15-53	240,000	236,645
Maryland 0.7%				135,716
Maryland Health & Higher Educational Facilities Authority Adventist Healthcare, Series B	5.000	01-01-32	130,000	135,716
Massachusetts 2.4%				466,882
Massachusetts Development Finance Agency Boston Medical Center, Series G	4.375	07-01-52	230,000	214,551
Massachusetts Development Finance Agency Newbridge Charles, Inc. (A)	5.000	10-01-37	250,000	252,331
Michigan 1.6%				317,680
City of Detroit, GO	5.500	04-01-32	300,000	317,680
Montana 1.0%				200,528
Montana Facility Finance Authority Montana Children’s Home and Hospital	4.000	07-01-50	250,000	200,528
New Hampshire 1.0%				191,681
New Hampshire Business Finance Authority Covanta Resources Recovery, Series B, AMT (A)	3.750	07-01-45	250,000	191,681
New Jersey 1.3%				251,078
Passaic County Improvement Authority Paterson Arts & Science Charter School (C)	5.375	07-01-53	250,000	251,078
New York 3.2%				624,678
New York Transportation Development Corp. John F. Kennedy International Airport Project, Terminal 4, AMT	5.000	12-01-24	375,000	381,966
New York Transportation Development Corp. Laguardia Airport Terminal B, AMT	4.000	07-01-33	250,000	242,712
Ohio 3.2%				627,124
Buckeye Tobacco Settlement Financing Authority Series A-2, Class 1	3.000	06-01-48	250,000	180,448
Buckeye Tobacco Settlement Financing Authority Series B-2, Class 2	5.000	06-01-55	250,000	227,016
Ohio Air Quality Development Authority Ohio Valley Electric Corp. Project, Series B, AMT	2.600	06-01-41	250,000	219,660
Oklahoma 1.0%				197,545
Oklahoma Development Finance Authority OU Medicine Project, Series B	5.000	08-15-25	200,000	197,545
Oregon 1.1%				221,754
Hospital Facilities Authority of Multnomah County Mirabella South Waterfront	5.400	10-01-44	250,000	221,754
Puerto Rico 4.2%				815,629
Puerto Rico Commonwealth CW Guarantee Bond Claims, GO	0.000	11-01-43	237,064	101,938
Puerto Rico Commonwealth Series A-1, GO	4.000	07-01-35	250,000	218,359
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue, Series A-1	4.750	07-01-53	250,000	223,471
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue, Series A-2	4.329	07-01-40	300,000	271,861
Texas 8.7%				1,706,173
Arlington Higher Education Finance Corp. Wayside Schools, Series A	5.000	08-15-25	205,000	203,690
16	JOHN HANCOCK MANAGED ACCOUNT SHARES | QUARTERLY REPORT	SEE NOTES TO PORTFOLIOS’ INVESTMENTS

	Rate (%)	Maturity date	Par value^	Value
Texas (continued)
Brazoria County Industrial Development Corp. Aleon Renewable Metals LLC, AMT (A)	10.000	06-01-42	100,000	$98,698
City of Houston Airport System Revenue United Airlines, Inc. Terminal Project, AMT	4.000	07-15-41	250,000	214,696
Decatur Hospital Authority Wise Health System	5.000	09-01-31	200,000	195,979
Love Field Airport Modernization Corp. Southwest Airlines Company Project, AMT	5.000	11-01-28	300,000	300,413
San Antonio Education Facilities Corp. Hallmark University Project, Series A	5.000	10-01-51	250,000	202,390
Texas Private Activity Bond Surface Transportation Corp. Segment 3C Project, AMT	5.000	06-30-58	250,000	244,705
Texas Transportation Commission State Highway 249 System State Highway Toll, First Tier	5.000	08-01-57	250,000	245,602
Vermont 0.9%				180,375
Vermont Economic Development Authority Wake Robin Corp. Project, Series A	4.000	05-01-45	250,000	180,375
Virgin Islands 1.8%				360,886
Matching Fund Special Purpose Securitization Corp. Series A	5.000	10-01-30	350,000	360,886
Virginia 1.4%				272,533
Virginia Small Business Financing Authority 95 Express Lanes LLC Project, AMT	4.000	01-01-39	300,000	272,533
Wisconsin 1.1%				208,668
Public Finance Authority College Achieve Paterson Charter School (A)	4.000	06-15-42	260,000	208,668
Total investments (Cost $13,738,608) 68.2%				$13,408,426
Other assets and liabilities, net 31.8%				6,246,478
Total net assets 100.0%				$19,654,904

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.
^All par values are denominated in U.S. dollars unless otherwise indicated.
Security Abbreviations and Legend
AMT	Interest earned from these securities may be considered a tax preference item for purpose of the Federal Alternative Minimum Tax.
GO	General Obligation
(A)	These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration. Rule 144A securities amounted to $3,757,263 or 19.1% of the fund’s net assets as of 2-28-23.
(B)	Zero coupon bonds are issued at a discount from their principal amount in lieu of paying interest periodically. Rate shown is the effective yield at period end.
(C)	Security purchased or sold on a when-issued or delayed delivery basis.
The fund had the following sector composition as a percentage of net assets on 2-28-23:
General obligation bonds	6.7%
Revenue bonds	61.5%
Health care	14.6%
Development	12.9%
Other revenue	8.5%
Education	7.9%
Transportation	3.9%
Tobacco	3.7%
Airport	3.2%
Water and sewer	2.6%
Utilities	2.2%
Housing	2.0%
SEE NOTES TO PORTFOLIOS’ INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK MANAGED ACCOUNT SHARES	17

Other assets and liabilities, net	31.8%
TOTAL	100.0%
MANAGED ACCOUNT SHARES SECURITIZED DEBT PORTFOLIO

As of 2-28-23 (unaudited)
	Rate (%)	Maturity date	Par value^	Value
Collateralized mortgage obligations 45.8%				$44,285,937
(Cost $45,650,752)
Commercial and residential 37.2%				35,990,670
Angel Oak Mortgage Trust LLC
Series 2020-R1, Class A1 (A)(B)	0.990	04-25-53	194,852	179,344
Series 2021-2, Class A1 (A)(B)	0.985	04-25-66	365,948	304,173
Series 2021-4, Class A1 (A)(B)	1.035	01-20-65	747,763	595,580
Series 2021-5, Class A1 (A)(B)	0.951	07-25-66	289,713	236,291
Arroyo Mortgage Trust
Series 2019-3, Class A1 (A)(B)	2.962	10-25-48	82,277	75,326
Series 2021-1R, Class A1 (A)(B)	1.175	10-25-48	178,159	148,135
BAMLL Commercial Mortgage Securities Trust
Series 2015-200P, Class A (A)	3.218	04-14-33	260,000	242,248
BBCMS Mortgage Trust
Series 2020-C6, Class A2	2.690	02-15-53	267,000	252,004
BBCMS Trust
Series 2015-SRCH, Class D (A)(B)	4.957	08-10-35	100,000	86,065
Benchmark Mortgage Trust
Series 2019-B12, Class A2	3.001	08-15-52	369,965	355,607
BOCA Commercial Mortgage Trust
Series 2022-BOCA, Class A (1 month CME Term SOFR + 1.770%) (A)(C)	6.332	05-15-39	703,000	699,703
Series 2022-BOCA, Class B (1 month CME Term SOFR + 2.319%) (A)(C)	6.882	05-15-39	100,000	98,246
BPR Trust
Series 2022-OANA, Class A (1 month CME Term SOFR + 1.898%) (A)(C)	6.460	04-15-37	1,061,000	1,041,756
BRAVO Residential Funding Trust
Series 2021-NQM1, Class A1 (A)(B)	0.941	02-25-49	238,180	208,359
BX Commercial Mortgage Trust
Series 2020-VKNG, Class A (1 month CME Term SOFR + 1.044%) (A)(C)	5.607	10-15-37	282,664	279,658
Series 2021-ACNT, Class A (1 month LIBOR + 0.850%) (A)(C)	5.438	11-15-38	765,000	752,069
Series 2021-CIP, Class A (1 month LIBOR + 0.921%) (A)(C)	5.509	12-15-38	1,176,000	1,155,372
Series 2021-VOLT, Class C (1 month LIBOR + 1.100%) (A)(C)	5.688	09-15-36	617,000	595,354
Series 2022-AHP, Class A (1 month CME Term SOFR + 0.990%) (A)(C)	5.552	01-17-39	663,000	651,181
BX Trust
Series 2021-MFM1, Class D (1 month CME Term SOFR + 1.614%) (A)(C)	6.176	01-15-34	122,073	118,402
Series 2022-CLS, Class A (A)	5.760	10-13-27	508,000	493,741
BXHPP Trust
Series 2021-FILM, Class C (1 month LIBOR + 1.100%) (A)(C)	5.688	08-15-36	1,409,000	1,323,436
CAMB Commercial Mortgage Trust
Series 2019-LIFE, Class D (1 month LIBOR + 1.750%) (A)(C)	6.338	12-15-37	235,000	230,873
Cantor Commercial Real Estate Lending
Series 2019-CF1, Class A2	3.623	05-15-52	326,000	317,016
CFK Trust
Series 2020-MF2, Class A (A)	2.387	03-15-39	130,000	112,731
Citigroup Commercial Mortgage Trust
Series 2016-GC36, Class A5	3.616	02-10-49	475,000	446,163
Series 2016-P4, Class A2	2.450	07-10-49	734,602	692,351
Series 2019-PRM, Class A (A)	3.341	05-10-36	315,000	310,143
Series 2019-SMRT, Class A (A)	4.149	01-10-36	275,000	269,766
Series 2020-GC46, Class A2	2.708	02-15-53	405,000	381,465
Series 2021-PRM2, Class A (1 month LIBOR + 0.950%) (A)(C)	5.538	10-15-38	215,000	210,690
COLT Mortgage Loan Trust
Series 2020-2, Class A1 (A)(B)	1.853	03-25-65	4,680	4,602
Series 2021-2, Class A1 (A)(B)	0.924	08-25-66	141,903	112,226
Series 2021-3, Class A1 (A)(B)	0.956	09-27-66	832,592	655,666
Series 2021-HX1, Class A1 (A)(B)	1.110	10-25-66	149,970	121,060
18	JOHN HANCOCK MANAGED ACCOUNT SHARES | QUARTERLY REPORT	SEE NOTES TO PORTFOLIOS’ INVESTMENTS

	Rate (%)	Maturity date	Par value^	Value
Commercial and residential (continued)
Series 2022-2, Class A1 (2.994% to 2-1-26, then 3.994% thereafter) (A)	2.994	02-25-67	196,320	$174,775
COLT Mortgage Pass-Through Trust
Series 2021-1R, Class A1 (A)(B)	0.857	05-25-65	26,119	21,778
COLT Trust
Series 2020-RPL1, Class A1 (A)(B)	1.390	01-25-65	527,951	450,055
Commercial Mortgage Trust (Cantor Fitzgerald/Deutsche Bank AG)
Series 2015-CR25, Class A4	3.759	08-10-48	475,000	453,620
Series 2020-CX, Class D (A)(B)	2.683	11-10-46	370,000	272,975
Credit Suisse Mortgage Capital Certificates
Series 2019-ICE4, Class B (1 month LIBOR + 1.230%) (A)(C)	5.818	05-15-36	224,442	222,465
Series 2019-ICE4, Class D (1 month LIBOR + 1.600%) (A)(C)	6.188	05-15-36	523,697	517,767
Series 2020-NET, Class A (A)	2.257	08-15-37	519,934	467,131
Series 2021-AFC1, Class A1 (A)(B)	0.830	03-25-56	423,048	336,158
Series 2021-NQM2, Class A1 (A)(B)	1.179	02-25-66	86,303	72,449
Series 2021-NQM5, Class A1 (A)(B)	0.938	05-25-66	73,517	57,459
Series 2021-NQM6, Class A1 (A)(B)	1.174	07-25-66	111,521	88,771
Series 2021-RPL2, Class A1A (A)(B)	1.115	01-25-60	457,284	374,906
DBJPM Mortgage Trust
Series 2020-C9, Class A2	1.900	08-15-53	685,000	628,573
Deephaven Residential Mortgage Trust
Series 2021-2, Class A1 (A)(B)	0.899	04-25-66	490,191	414,917
Ellington Financial Mortgage Trust
Series 2019-2, Class A1 (A)(B)	2.739	11-25-59	37,658	34,832
Series 2021-1, Class A1 (A)(B)	0.797	02-25-66	351,387	285,721
Series 2021-2, Class A1 (A)(B)	0.931	06-25-66	162,365	130,419
Flagstar Mortgage Trust
Series 2021-1, Class A2 (A)(B)	2.500	02-01-51	555,545	448,212
GCAT Trust
Series 2020-3, Class A1 (2.981% to 9-25-23, then 5.981% to 9-25-24, then 6.981% thereafter) (A)	2.981	09-25-25	72,746	70,369
Series 2020-NQM2, Class A1 (1.555% to 7-1-24, then 2.555% thereafter) (A)	1.555	04-25-65	180,270	162,418
Series 2021-NQM1, Class A1 (A)(B)	0.874	01-25-66	225,215	187,801
Series 2021-NQM2, Class A1 (A)(B)	1.036	05-25-66	422,951	341,805
Series 2021-NQM3, Class A1 (A)(B)	1.091	05-25-66	294,365	239,844
GS Mortgage Securities Trust
Series 2015-590M, Class C (A)(B)	3.805	10-10-35	115,000	102,318
Series 2019-GC39, Class A2	3.457	05-10-52	220,000	213,924
Series 2020-UPTN, Class A (A)	2.751	02-10-37	410,000	376,443
GS Mortgage-Backed Securities Trust
Series 2020-NQM1, Class A1 (A)(B)	1.382	09-27-60	397,575	361,062
Series 2021-NQM1, Class A1 (A)(B)	1.017	07-25-61	178,324	150,053
Imperial Fund Mortgage Trust
Series 2020-NQM1, Class A1 (A)(B)	1.382	10-25-55	279,412	245,698
Series 2021-NQM1, Class A1 (A)(B)	1.071	06-25-56	352,816	290,527
IMT Trust
Series 2017-APTS, Class AFX (A)	3.478	06-15-34	215,000	205,811
InTown Mortgage Trust
Series 2022-STAY, Class A (1 month CME Term SOFR + 2.489%) (A)(C)	7.051	08-15-39	865,000	866,082
Irvine Core Office Trust
Series 2013-IRV, Class A2 (A)(B)	3.173	05-15-48	233,000	225,238
JPMorgan Chase Commercial Mortgage Securities Trust
Series 2022-OPO, Class A (A)	3.024	01-05-39	360,000	309,753
KNDL Mortgage Trust
Series 2019-KNSQ, Class C (1 month LIBOR + 1.050%) (A)(C)	5.638	05-15-36	485,000	479,503
Life Mortgage Trust
Series 2021-BMR, Class A (1 month LIBOR + 0.700%) (A)(C)	5.288	03-15-38	919,077	902,414
Series 2021-BMR, Class D (1 month LIBOR + 1.400%) (A)(C)	5.988	03-15-38	428,575	415,147
Series 2022-BMR2, Class A1 (1 month CME Term SOFR + 1.295%) (A)(C)	5.858	05-15-39	1,260,000	1,255,256
MFA Trust
SEE NOTES TO PORTFOLIOS’ INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK MANAGED ACCOUNT SHARES	19

	Rate (%)	Maturity date	Par value^	Value
Commercial and residential (continued)
Series 2021-NQM1, Class A1 (A)(B)	1.153	04-25-65	371,072	$328,048
MHP Trust
Series 2022-MHIL, Class A (1 month CME Term SOFR + 0.815%) (A)(C)	5.377	01-15-27	267,206	261,183
New Residential Mortgage Loan Trust
Series 2020-1A, Class A1B (A)(B)	3.500	10-25-59	102,992	93,924
NMLT Trust
Series 2021-INV1, Class A1 (A)(B)	1.185	05-25-56	605,592	499,398
OBX Trust
Series 2021-NQM2, Class A1 (A)(B)	1.101	05-25-61	316,461	244,958
Series 2021-NQM3, Class A1 (A)(B)	1.054	07-25-61	609,026	469,696
One Market Plaza Trust
Series 2017-1MKT, Class D (A)	4.146	02-10-32	200,000	178,015
SLG Office Trust
Series 2021-OVA, Class A (A)	2.585	07-15-41	465,000	375,824
Series 2021-OVA, Class C (A)	2.851	07-15-41	675,000	524,779
SMRT
Series 2022-MINI, Class A (1 month CME Term SOFR + 1.000%) (A)(C)	5.563	01-15-39	1,139,000	1,115,465
Starwood Mortgage Residential Trust
Series 2021-2, Class A1 (A)(B)	0.943	05-25-65	53,872	49,599
Series 2022-1, Class A1 (A)(B)	2.447	12-25-66	167,027	141,386
Towd Point Mortgage Trust
Series 2015-1, Class A5 (A)(B)	3.796	10-25-53	100,000	97,069
Series 2015-6, Class M2 (A)(B)	3.750	04-25-55	100,000	92,700
Series 2017-2, Class A1 (A)(B)	2.750	04-25-57	5,311	5,249
Series 2018-1, Class A1 (A)(B)	3.000	01-25-58	20,202	19,577
Series 2018-4, Class A1 (A)(B)	3.000	06-25-58	49,195	45,255
Series 2018-5, Class A1A (A)(B)	3.250	07-25-58	199,356	191,542
Series 2018-6, Class A1 (A)(B)	3.750	03-25-58	212,594	200,985
Series 2018-6, Class A1A (A)(B)	3.750	03-25-58	41,635	40,474
Series 2019-1, Class A1 (A)(B)	3.718	03-25-58	197,124	186,908
Series 2019-4, Class A1 (A)(B)	2.900	10-25-59	617,190	573,505
Series 2020-1, Class A1 (A)(B)	2.710	01-25-60	327,419	303,052
Series 2020-4, Class A1 (A)	1.750	10-25-60	582,719	515,103
Verus Securitization Trust
Series 2020-4, Class A1 (1.502% to 7-1-24, then 2.502% thereafter) (A)	1.502	05-25-65	289,254	264,505
Series 2020-5, Class A1 (1.218% to 10-1-24, then 2.218% thereafter) (A)	1.218	05-25-65	102,264	92,664
Series 2021-1, Class A1 (A)(B)	0.815	01-25-66	355,845	295,403
Series 2021-3, Class A1 (A)(B)	1.046	06-25-66	247,596	205,439
Series 2021-4, Class A1 (A)(B)	0.938	07-25-66	757,497	601,885
Series 2021-5, Class A1 (A)(B)	1.013	09-25-66	456,585	366,063
Series 2021-R1, Class A1 (A)(B)	0.820	10-25-63	362,104	324,007
Series 2021-R2, Class A1 (A)(B)	0.918	02-25-64	177,172	155,386
Series 2022-4, Class A1 (4.474% to 4-1-26, then 5.474% thereafter) (A)	4.474	04-25-67	260,559	247,217
Visio Trust
Series 2020-1R, Class A1 (A)	1.312	11-25-55	72,569	65,445
Wells Fargo Commercial Mortgage Trust
Series 2020-C55, Class A2	2.766	02-15-53	220,000	207,711
U.S. Government Agency 8.6%				8,295,267
Federal Home Loan Mortgage Corp.
Series 2021-DNA6, Class M1 (1 month SOFR + 0.800%) (A)(C)	5.284	10-25-41	167,544	166,241
Series 2021-DNA7, Class M1 (1 month SOFR + 0.850%) (A)(C)	5.334	11-25-41	156,430	153,933
Series 2022-DNA1, Class M1A (1 month SOFR + 1.000%) (A)(C)	5.484	01-25-42	621,207	611,141
Series 2022-DNA2, Class M1A (1 month SOFR + 1.300%) (A)(C)	5.784	02-25-42	72,427	71,939
Series 2022-DNA2, Class M1B (1 month SOFR + 2.400%) (A)(C)	6.884	02-25-42	200,000	195,486
Series 2022-DNA3, Class M1A (1 month SOFR + 2.000%) (A)(C)	6.484	04-25-42	453,580	455,593
Series 2022-DNA3, Class M1B (1 month SOFR + 2.900%) (A)(C)	7.384	04-25-42	550,000	550,691
Series 2022-DNA4, Class M1A (1 month SOFR + 2.200%) (A)(C)	6.684	05-25-42	292,610	295,376
20	JOHN HANCOCK MANAGED ACCOUNT SHARES | QUARTERLY REPORT	SEE NOTES TO PORTFOLIOS’ INVESTMENTS

	Rate (%)	Maturity date	Par value^	Value
U.S. Government Agency (continued)
Series 2022-DNA4, Class M1B (1 month SOFR + 3.350%) (A)(C)	7.834	05-25-42	449,000	$456,876
Series 2022-DNA5, Class M1B (1 month SOFR + 4.500%) (A)(C)	8.984	06-25-42	570,000	597,156
Series 2022-HQA3, Class M1B (1 month SOFR + 3.550%) (A)(C)	8.034	08-25-42	350,000	356,306
Series K048, Class X1 IO	0.217	06-25-25	9,950,586	43,728
Federal National Mortgage Association
Series 2022-R03, Class 1M1 (1 month SOFR + 2.100%) (A)(C)	6.584	03-25-42	441,019	442,166
Series 2022-R04, Class 1M1 (1 month SOFR + 2.000%) (A)(C)	6.484	03-25-42	252,310	253,201
Series 2022-R06, Class 1M1 (1 month SOFR + 2.750%) (A)(C)	7.234	05-25-42	213,485	217,450
Series 2022-R08, Class 1M1 (1 month SOFR + 2.550%) (A)(C)	7.034	07-25-42	154,401	155,940
Series 427, Class C20 IO	2.000	02-25-51	2,037,338	272,086
Series 427, Class C77 IO	2.500	09-25-51	967,521	143,296
Government National Mortgage Association
Series 2020-108, Class IO	0.847	06-16-62	2,547,304	151,673
Series 2020-114, Class IO	0.800	09-16-62	851,751	51,899
Series 2020-118, Class IO	0.881	06-16-62	5,213,683	323,104
Series 2020-120, Class IO	0.761	05-16-62	1,013,320	59,256
Series 2020-137, Class IO	0.794	09-16-62	4,055,317	230,633
Series 2020-150, Class IO	0.961	12-16-62	1,125,342	79,405
Series 2020-170, Class IO	0.833	11-16-62	519,237	33,032
Series 2020-92, Class IO	0.877	02-16-62	809,501	52,862
Series 2021-10, Class IO	0.983	05-16-63	441,860	32,084
Series 2021-11, Class IO	1.020	12-16-62	646,308	45,672
Series 2021-203, Class IO	0.869	07-16-63	5,810,149	386,755
Series 2021-220, Class IO	0.826	12-16-63	5,324,675	348,902
Series 2021-47, Class IO	0.992	03-16-61	4,716,942	323,087
Series 2022-150, Class IO	0.823	06-16-64	5,559,212	373,109
Series 2022-181, Class IO	0.715	07-16-64	2,455,638	181,398

Series 2022-57, Class IO	0.756	09-16-63	2,958,158	183,791
Asset backed securities 53.2%				$51,413,590
(Cost $53,332,452)
Asset backed securities 53.2%				51,413,590
ABPCI Direct Lending Fund I, Ltd.
Series 2020-1A, Class A (A)	3.199	12-20-30	586,000	537,402
Aligned Data Centers Issuer LLC
Series 2021-1A, Class A2 (A)	1.937	08-15-46	1,230,000	1,071,171
AmeriCredit Automobile Receivables Trust
Series 2020-1, Class C	1.590	10-20-25	150,000	145,828
AMSR Trust
Series 2019-SFR1, Class A (A)	2.774	01-19-39	250,000	226,843
Series 2020-SFR2, Class A (A)	1.632	07-17-37	450,000	410,501
Series 2020-SFR4, Class A (A)	1.355	11-17-37	860,000	769,711
Series 2021-SFR1, Class B (A)(B)	2.153	06-17-38	250,000	211,546
Series 2021-SFR4, Class A (A)	2.117	12-17-38	323,000	286,322
Apex Credit CLO, Ltd.
Series 2020-1A, Class A1R (3 month CME Term SOFR + 1.230%) (A)(C)	5.869	10-20-31	906,000	893,709
Applebee’s Funding LLC
Series 2019-1A, Class A2I (A)	4.194	06-05-49	771,210	748,533
Aqua Finance Trust
Series 2021-A, Class A (A)	1.540	07-17-46	468,630	415,862
Arby’s Funding LLC
Series 2020-1A, Class A2 (A)	3.237	07-30-50	263,250	228,519
Avis Budget Rental Car Funding AESOP LLC
Series 2019-3A, Class A (A)	2.360	03-20-26	663,000	623,686
Series 2020-1A, Class A (A)	2.330	08-20-26	600,000	557,104
Balboa Bay Loan Funding, Ltd.
Series 2021-1A, Class A (3 month LIBOR + 1.200%) (A)(C)	6.008	07-20-34	500,000	491,003
SEE NOTES TO PORTFOLIOS’ INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK MANAGED ACCOUNT SHARES	21

	Rate (%)	Maturity date	Par value^	Value
Asset backed securities (continued)
Beacon Container Finance II LLC
Series 2021-1A, Class A (A)	2.250	10-22-46	714,133	$614,256
Benefit Street Partners CLO XX, Ltd.
Series 2020-20A, Class AR (3 month LIBOR + 1.170%) (A)(C)	5.962	07-15-34	300,000	294,660
Benefit Street Partners CLO XXIII, Ltd.
Series 2021-23A, Class A1 (3 month LIBOR + 1.080%) (A)(C)	5.898	04-25-34	250,000	244,686
BRE Grand Islander Timeshare Issuer LLC
Series 2019-A, Class A (A)	3.280	09-26-33	406,230	383,357
Carlyle U.S. CLO, Ltd.
Series 2019-2A, Class A1R (3 month LIBOR + 1.120%) (A)(C)	5.912	07-15-32	250,000	246,769
Series 2020-2A, Class A1R (3 month LIBOR + 1.140%) (A)(C)	5.958	01-25-35	250,000	245,364
CarMax Auto Owner Trust
Series 2022-4, Class A3	5.340	08-16-27	637,000	638,565
CARS-DB4 LP
Series 2020-1A, Class A1 (A)	2.690	02-15-50	646,957	607,566
Series 2020-1A, Class B1 (A)	4.170	02-15-50	100,000	92,928
CF Hippolyta Issuer LLC
Series 2020-1, Class A1 (A)	1.690	07-15-60	1,110,083	993,951
Series 2021-1A, Class A1 (A)	1.530	03-15-61	880,398	764,593
Chase Auto Credit Linked Notes
Series 2021-3, Class B (A)	0.760	02-26-29	113,247	107,360
CIFC Funding, Ltd.
Series 2020-2A, Class AR (3 month LIBOR + 1.170%) (A)(C)	5.978	10-20-34	250,000	247,397
CLI Funding VI LLC
Series 2020-1A, Class A (A)	2.080	09-18-45	873,459	759,854
CLI Funding VIII LLC
Series 2021-1A, Class A (A)	1.640	02-18-46	845,956	726,512
Series 2022-1A, Class A (A)	2.720	01-18-47	683,124	590,451
DataBank Issuer
Series 2021-1A, Class A2 (A)	2.060	02-27-51	800,000	710,487
Series 2021-2A, Class A2 (A)	2.400	10-25-51	396,000	346,830
DB Master Finance LLC
Series 2017-1A, Class A2II (A)	4.030	11-20-47	394,250	366,125
Series 2021-1A, Class A2I (A)	2.045	11-20-51	362,413	316,354
Diamond Infrastructure Funding LLC
Series 2021-1A, Class A (A)	1.760	04-15-49	904,000	761,270
Domino’s Pizza Master Issuer LLC
Series 2017-1A, Class A23 (A)	4.118	07-25-47	713,450	668,244
Series 2018-1A, Class A2I (A)	4.116	07-25-48	641,525	610,696
Series 2019-1A, Class A2 (A)	3.668	10-25-49	428,740	381,104
Series 2021-1A, Class A2I (A)	2.662	04-25-51	756,525	647,825
Driven Brands Funding LLC
Series 2018-1A, Class A2 (A)	4.739	04-20-48	415,290	394,383
Series 2019-2A, Class A2 (A)	3.981	10-20-49	193,500	173,881
Series 2020-2A, Class A2 (A)	3.237	01-20-51	490,000	417,022
Series 2021-1A, Class A2 (A)	2.791	10-20-51	359,450	293,084
Eaton Vance CLO, Ltd.
Series 2020-2A, Class BR (3 month LIBOR + 1.700%) (A)(C)	6.492	01-15-35	250,000	245,528
Elara HGV Timeshare Issuer LLC
Series 2019-A, Class A (A)	2.610	01-25-34	198,510	184,233
Series 2021-A, Class A (A)	1.360	08-27-35	86,331	76,581
Elmwood CLO IV, Ltd.
Series 2020-1A, Class A (3 month LIBOR + 1.240%) (A)(C)	6.032	04-15-33	500,000	495,545
Exeter Automobile Receivables Trust
Series 2021-1A, Class C	0.740	01-15-26	126,384	124,090
22	JOHN HANCOCK MANAGED ACCOUNT SHARES | QUARTERLY REPORT	SEE NOTES TO PORTFOLIOS’ INVESTMENTS

	Rate (%)	Maturity date	Par value^	Value
Asset backed securities (continued)
FirstKey Homes Trust
Series 2020-SFR1, Class A (A)	1.339	08-17-37	124,746	$112,611
Series 2020-SFR2, Class A (A)	1.266	10-19-37	652,206	581,758
Series 2021-SFR1, Class A (A)	1.538	08-17-38	458,478	400,503
Series 2021-SFR1, Class C (A)	1.888	08-17-38	213,000	184,791
Series 2021-SFR1, Class D (A)	2.189	08-17-38	445,000	380,497
Series 2021-SFR2, Class A (A)	1.376	09-17-38	111,736	97,355
Five Guys Funding LLC
Series 2017-1A, Class A2 (A)	4.600	07-25-47	718,065	692,964
Golub Capital Partners Funding, Ltd.
Series 2020-1A, Class A2 (A)	3.208	01-22-29	450,000	411,199
Series 2021-1A, Class A2 (A)	2.773	04-20-29	441,000	403,636
HalseyPoint CLO II, Ltd.
Series 2020-2A, Class B (3 month LIBOR + 1.640%) (A)(C)	6.448	07-20-31	286,000	282,024
HI-FI Music IP Issuer LP
Series 2022-1A, Class A2 (A)	3.939	02-01-62	243,000	220,022
Hilton Grand Vacations Trust
Series 2017-AA, Class A (A)	2.660	12-26-28	208,914	206,481
Series 2018-AA, Class A (A)	3.540	02-25-32	269,656	260,382
HIN Timeshare Trust
Series 2020-A, Class A (A)	1.390	10-09-39	216,683	197,717
Home Partners of America Trust
Series 2019-1, Class A (A)	2.908	09-17-39	77,521	69,809
Series 2021-2, Class A (A)	1.901	12-17-26	328,738	289,800
Hotwire Funding LLC
Series 2021-1, Class A2 (A)	2.311	11-20-51	147,000	127,192
Hyundai Auto Receivables Trust
Series 2022-C, Class A3	5.390	06-15-27	895,000	897,670
Jack in the Box Funding LLC
Series 2019-1A, Class A23 (A)	4.970	08-25-49	112,700	100,443
Series 2022-1A, Class A2I (A)	3.445	02-26-52	202,860	179,225
Laurel Road Prime Student Loan Trust
Series 2019-A, Class A2FX (A)	2.730	10-25-48	140,048	135,887
Madison Park Funding XI, Ltd.
Series 2013-11A, Class AR2 (3 month LIBOR + 0.900%) (A)(C)	5.715	07-23-29	237,424	235,904
Marathon CLO X, Ltd.
Series 2017-10A, Class A1AR (3 month LIBOR + 1.000%) (A)(C)	5.864	11-15-29	187,181	185,509
Monroe Capital Funding, Ltd.
Series 2021-1A, Class A2 (A)	2.815	04-22-31	152,000	141,316
MVW LLC
Series 2022-2A, Class A (A)	6.110	10-21-41	156,890	158,789
MVW Owner Trust
Series 2018-1A, Class A (A)	3.450	01-21-36	48,875	47,455
Navient Private Education Refi Loan Trust
Series 2019-FA, Class A2 (A)	2.600	08-15-68	457,879	421,104
Series 2020-BA, Class A2 (A)	2.120	01-15-69	479,318	433,018
Series 2020-FA, Class A (A)	1.220	07-15-69	58,601	52,119
Series 2020-GA, Class A (A)	1.170	09-16-69	184,577	163,957
Series 2020-HA, Class A (A)	1.310	01-15-69	189,762	172,315
Series 2021-A, Class A (A)	0.840	05-15-69	586,290	508,587
Navient Student Loan Trust
Series 2020-2A, Class A1A (A)	1.320	08-26-69	69,210	57,974
Neighborly Issuer LLC
Series 2021-1A, Class A2 (A)	3.584	04-30-51	290,820	239,002
Series 2022-1A, Class A2 (A)	3.695	01-30-52	257,400	207,926
Neuberger Berman Loan Advisers CLO 34, Ltd.
Series 2019-34A, Class BR (3 month CME Term SOFR + 1.750%) (A)(C)	6.389	01-20-35	250,000	244,749
New Economy Assets Phase 1 Sponsor LLC
Series 2021-1, Class A1 (A)	1.910	10-20-61	997,000	853,800
Series 2021-1, Class B1 (A)	2.410	10-20-61	240,000	201,749
SEE NOTES TO PORTFOLIOS’ INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK MANAGED ACCOUNT SHARES	23

	Rate (%)	Maturity date	Par value^	Value
Asset backed securities (continued)
NYACK Park CLO, Ltd.
Series 2021-1A, Class A (3 month LIBOR + 1.120%) (A)(C)	5.928	10-20-34	250,000	$245,413
Oaktree CLO, Ltd.
Series 2021-1A, Class A1 (3 month LIBOR + 1.160%) (A)(C)	5.952	07-15-34	500,000	489,995
Ocean Trails CLO X
Series 2020-10A, Class AR (3 month LIBOR + 1.220%) (A)(C)	6.012	10-15-34	250,000	244,394
OCP CLO, Ltd.
Series 2020-19A, Class AR (3 month LIBOR + 1.150%) (A)(C)	5.958	10-20-34	250,000	245,877
Octagon Investment Partners, Ltd.
Series 2020-3A, Class AR (3 month LIBOR + 1.150%) (A)(C)	5.958	10-20-34	250,000	246,045
Oxford Finance Funding LLC
Series 2019-1A, Class A2 (A)	4.459	02-15-27	53,445	53,077
Series 2020-1A, Class A2 (A)	3.101	02-15-28	25,153	24,874
Progress Residential Trust
Series 2021-SFR2, Class A (A)	1.546	04-19-38	1,049,572	928,850
Series 2021-SFR5, Class A (A)	1.427	07-17-38	198,450	172,925
Series 2021-SFR6, Class A (A)	1.524	07-17-38	431,506	379,334
SCF Equipment Leasing LLC
Series 2019-2A, Class B (A)	2.760	08-20-26	300,000	290,146
Series 2019-2A, Class C (A)	3.110	06-21-27	130,000	123,256
Series 2020-1A, Class B (A)	2.020	03-20-28	250,000	239,703
Series 2021-1A, Class B (A)	1.370	08-20-29	365,000	329,593
Series 2022-2A, Class A3 (A)	6.500	10-21-30	819,000	824,952
SERVPRO Master Issuer LLC
Series 2021-1A, Class A2 (A)	2.394	04-25-51	279,030	225,404
Sesac Finance LLC
Series 2019-1, Class A2 (A)	5.216	07-25-49	256,690	238,001
Sierra Timeshare Receivables Funding LLC
Series 2021-1A, Class A (A)	0.990	11-20-37	80,584	74,693
SMB Private Education Loan Trust
Series 2016-A, Class A2A (A)	2.700	05-15-31	198,342	191,523
Series 2019-B, Class A2A (A)	2.840	06-15-37	162,727	151,130
Series 2020-PTA, Class A2A (A)	1.600	09-15-54	254,482	226,024
Series 2021-A, Class APT2 (A)	1.070	01-15-53	194,543	166,796
Series 2021-D, Class A1A (A)	1.340	03-17-53	211,547	187,982
SoFi Professional Loan Program LLC
Series 2019-B, Class A2FX (A)	3.090	08-17-48	114,975	107,689
Sonic Capital LLC
Series 2020-1A, Class A2I (A)	3.845	01-20-50	514,121	469,565
Series 2020-1A, Class A2II (A)	4.336	01-20-50	448,746	401,405
Series 2021-1A, Class A2I (A)	2.190	08-20-51	893,165	728,849
Starwood Property Mortgage Trust
Series 2021-SIF2A, Class A1 (3 month CME Term SOFR + 1.550%) (A)(C)	6.208	01-15-33	250,000	246,327
Symphony Static CLO I, Ltd.
Series 2021-1A, Class A (3 month LIBOR + 0.830%) (A)(C)	5.648	10-25-29	214,838	212,946
Taco Bell Funding LLC
Series 2016-1A, Class A23 (A)	4.970	05-25-46	461,825	448,571
Series 2021-1A, Class A2I (A)	1.946	08-25-51	949,975	819,826
Series 2021-1A, Class A2II (A)	2.294	08-25-51	320,938	266,886
TAL Advantage VII LLC
Series 2020-1A, Class A (A)	2.050	09-20-45	160,444	140,609
TIF Funding II LLC
Series 2020-1A, Class A (A)	2.090	08-20-45	921,725	801,291
Series 2021-1A, Class A (A)	1.650	02-20-46	553,163	463,830
Toyota Auto Receivables Owner Trust
Series 2022-D, Class A3	5.300	09-15-27	750,000	754,589
Tricon American Homes Trust
Series 2020-SFR2, Class A (A)	1.482	11-17-39	325,842	275,620
24	JOHN HANCOCK MANAGED ACCOUNT SHARES | QUARTERLY REPORT	SEE NOTES TO PORTFOLIOS’ INVESTMENTS

	Rate (%)	Maturity date	Par value^	Value
Asset backed securities (continued)
Triton Container Finance VIII LLC
Series 2020-1A, Class A (A)	2.110	09-20-45	997,202	$859,487
Series 2021-1A, Class A (A)	1.860	03-20-46	276,238	233,204
Vantage Data Centers LLC
Series 2019-1A, Class A2 (A)	3.188	07-15-44	590,580	564,511
Series 2020-1A, Class A2 (A)	1.645	09-15-45	870,000	775,309
Series 2020-2A, Class A2 (A)	1.992	09-15-45	785,000	655,649
VCP RRL ABS I, Ltd.
Series 2021-1A, Class A (A)	2.152	10-20-31	70,910	64,449
VR Funding LLC
Series 2020-1A, Class A (A)	2.790	11-15-50	601,328	501,086
VSE VOI Mortgage LLC
Series 2017-A, Class A (A)	2.330	03-20-35	68,954	66,387
Wendy’s Funding LLC
Series 2019-1A, Class A2I (A)	3.783	06-15-49	477,750	445,877
Series 2021-1A, Class A2I (A)	2.370	06-15-51	991,895	827,317
Wingstop Funding LLC
Series 2020-1A, Class A2 (A)	2.841	12-05-50	971,190	840,173
Zaxby’s Funding LLC
Series 2021-1A, Class A2 (A)	3.238	07-30-51	236,400	195,621

Total investments (Cost $98,983,204) 99.0%	$95,699,527
Other assets and liabilities, net 1.0%	993,082
Total net assets 100.0%	$96,692,609

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the portfolio.
^All par values are denominated in U.S. dollars unless otherwise indicated.
Security Abbreviations and Legend
CME	Chicago Mercantile Exchange
IO	Interest-Only Security - (Interest Tranche of Stripped Mortgage Pool). Rate shown is the annualized yield at the end of the period.
LIBOR	London Interbank Offered Rate
SOFR	Secured Overnight Financing Rate
(A)	These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration. Rule 144A securities amounted to $85,874,579 or 88.8% of the portfolio’s net assets as of 2-28-23.
(B)	Variable or floating rate security, the interest rate of which adjusts periodically based on a weighted average of interest rates and prepayments on the underlying pool of assets. The interest rate shown is the current rate as of period end.
(C)	Variable rate obligation. The coupon rate shown represents the rate at period end.
SEE NOTES TO PORTFOLIOS’ INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK MANAGED ACCOUNT SHARES	25

Notes to Portfolios’ investments (unaudited)
Security valuation. Investments are stated at value as of the scheduled close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. In case of emergency or other disruption resulting in the NYSE not opening for trading or the NYSE closing at a time other than the regularly scheduled close, the net asset value (NAV) may be determined as of the regularly scheduled close of the NYSE pursuant to the Advisor’s Valuation Policies and Procedures.
In order to value the securities, the portfolios use the following valuation techniques: Debt obligations are typically valued based on evaluated prices provided by an independent pricing vendor. Independent pricing vendors utilize matrix pricing, which takes into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data, as well as broker supplied prices. Equity securities, including exchange-traded or closed-end funds, are typically valued at the last sale price or official closing price on the exchange or principal market where the security trades. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price.
In certain instances, the Pricing Committee of the Advisor may determine to value equity securities using prices obtained from another exchange or market if trading on the exchange or market on which prices are typically obtained did not open for trading as scheduled, or if trading closed earlier than scheduled, and trading occurred as normal on another exchange or market.
Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the Pricing Committee following procedures established by the Advisor and adopted by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed.
The portfolios use a three tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities, including registered investment companies. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the Advisor’s assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.
The following is a summary of the values by input classification of the portfolios’ investments as of February 28, 2023, by major security category or type:
	Total value at 2-28-23	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
Managed Account Shares Investment-Grade Corporate Bond Portfolio
Investments in securities:
Assets
Corporate bonds	$77,647,869	—	$77,647,869	—
Municipal bonds	370,776	—	370,776	—
Total investments in securities	$78,018,645	—	$78,018,645	—

Managed Account Shares Non-Investment-Grade Corporate Bond Portfolio
Investments in securities:
Assets
Foreign government obligations	$204,428	—	$204,428	—
Corporate bonds	39,745,411	—	39,745,411	—
Term loans	225,269	—	225,269	—
Asset backed securities	29,524	—	29,524	—
Common stocks	132,198	$132,198	—	—
Preferred securities	70,604	70,604	—	—
Escrow certificates	156	—	—	$156
Total investments in securities	$40,407,590	$202,802	$40,204,632	$156

Managed Account Shares Non-Investment-Grade Municipal Bond Portfolio
Investments in securities:
Assets
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	Total value at 2-28-23	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
Managed Account Shares Non-Investment-Grade Municipal Bond Portfolio (continued)
Municipal bonds	$13,408,426	—	$13,408,426	—
Total investments in securities	$13,408,426	—	$13,408,426	—

Managed Account Shares Securitized Debt Portfolio
Investments in securities:
Assets
Collateralized mortgage obligations	$44,285,937	—	$44,285,937	—
Asset backed securities	51,413,590	—	51,413,590	—
Total investments in securities	$95,699,527	—	$95,699,527	—
For additional information on the portfolios’ significant accounting policies and risks, please refer to the portfolios’ most recent semiannual or annual shareholder report and prospectus.
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